UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Pat Kimelman
Title:       Office Manager
Phone:       212-686-0021

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                   New York, NY          10-31-20055
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 68

Form 13F Information Table Value Total:           $224,546
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 9/30/2005

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
AES CORP                       COMMON STOCK   00130H105     1804       109790 SH         SOLE                                108890
ABBOTT LABORATORIES            COMMON STOCK   002824100      263         6200 SH         SOLE                                  6200
AIR PRODUCTS & CHEMICALS INC   COMMON STOCK   009158106     7663       138975 SH         SOLE                                138575
ALKERMES INC                   COMMON STOCK   01642T108     5284       314534 SH         SOLE                                312534
AMERICAN EXPRESS COMPANY       COMMON STOCK   025816109     1459        25392 SH         SOLE                                 24792
AMGEN CORP                     COMMON STOCK   031162100      216         2705 SH         SOLE                                  2705
APPLIED MATERIALS INC          COMMON STOCK   038222105      259        15300 SH         SOLE                                 15300
ARAMARK CORP-CL B              COMMON STOCK   038521100     5558       208100 SH         SOLE                                206500
***BP P L C SPONSORED ADR      COMMON STOCK   055622104     3529        49804 SH         SOLE                                 48596
BANK OF NEW YORK CO INC        COMMON STOCK   064057102      335        11400 SH         SOLE                                 11400
BELLSOUTH CORP                 COMMON STOCK   079860102      351        13335 SH         SOLE                                 13335
BERKSHIRE HATHAWAY INC CL B    COMMON STOCK   084670207      205           75 SH         SOLE                                    75
BRISTOL MYERS SQUIBB CO        COMMON STOCK   110122108      300        12450 SH         SOLE                                 12450
CVS CORP                       COMMON STOCK   126650100      239         8236 SH         SOLE                                  8236
CHEVRON CORPORATION            COMMON STOCK   166764100     2183        33720 SH         SOLE                                 33720
CITIGROUP INC                  COMMON STOCK   172967101     5039       110696 SH         SOLE                                108996
COCA-COLA CO                   COMMON STOCK   191216100      545        12624 SH         SOLE                                 12624
CONOCOPHILLIPS                 COMMON STOCK   20825C104      533         7622 SH         SOLE                                  7622
COPART INC                     COMMON STOCK   217204106    10152       425290 SH         SOLE                                421340
WALT DISNEY CO HOLDING CO      COMMON STOCK   254687106      576        23863 SH         SOLE                                 23863
DRIL-QUIP INC                  COMMON STOCK   262037104    15041       313350 SH         SOLE                                312350
E I DU PONT DE NEMOURS & CO    COMMON STOCK   263534109      330         8426 SH         SOLE                                  8026
EMERSON ELECTRIC CO            COMMON STOCK   291011104      614         8550 SH         SOLE                                  8550
***ENCANA CORP                 COMMON STOCK   292505104      985        16900 SH         SOLE                                 16900
EXXON MOBIL CORP               COMMON STOCK   30231G102    12322       193925 SH         SOLE                                193925
FLORIDA EAST COAST INDS INC    COMMON STOCK   340632108     3895        86000 SH         SOLE                                 86000
GATEWAY INC                    COMMON STOCK   367626108      119        44000 SH         SOLE                                 44000
GENENTECH INC                  COMMON STOCK   368710406      286         3400 SH         SOLE                                  3400
GENERAL ELECTRIC CO            COMMON STOCK   369604103    12318       365853 SH         SOLE                                362803
GILLETTE CO                    COMMON STOCK   375766102      298         5120 SH         SOLE                                  5120
HOME DEPOT INC                 COMMON STOCK   437076102     1765        46266 SH         SOLE                                 46266
ISTAR FINL INC                 COMMON STOCK   45031U101    11425       282599 SH         SOLE                                279999
INTERNATIONAL BUSINESS         COMMON STOCK   459200101      393         4900 SH         SOLE                                  4700
INTL FLAVORS & FRAGRANCES INC  COMMON STOCK   459506101     5699       159900 SH         SOLE                                159900
ISHARES TRUST                  COMMON STOCK   464287465      349         6000 SH         SOLE                                  6000
J P MORGAN CHASE & CO          COMMON STOCK   46625H100      832        24529 SH         SOLE                                 24229
JOHNSON & JOHNSON              COMMON STOCK   478160104     1662        26258 SH         SOLE                                 25458
KEYSPAN CORP                   COMMON STOCK   49337W100     8541       232211 SH         SOLE                                231611
KIMCO REALTY CORP              COMMON STOCK   49446R109    12802       407446 SH         SOLE                                402946
LEHMAN BROTHERS HOLDINGS INC   COMMON STOCK   524908100     3113        26723 SH         SOLE                                 26723
LIFECELL CORP                  COMMON STOCK   531927101     2481       114700 SH         SOLE                                114700
MEDTRONIC INC                  COMMON STOCK   585055106      411         7671 SH         SOLE                                  7671
MICROSOFT CORP                 COMMON STOCK   594918104     6322       245708 SH         SOLE                                243308
MOLEX INC                      COMMON STOCK   608554101     3812       142876 SH         SOLE                                140526
NEWTEK BUSINESS SERVICES INC   COMMON STOCK   652526104       22        10500 SH         SOLE                                 10500
NUCOR CORP                     COMMON STOCK   670346105     1389        23540 SH         SOLE                                 23540
PEPSICO INC                    COMMON STOCK   713448108      401         7074 SH         SOLE                                  7074
PFIZER INC                     COMMON STOCK   717081103     6581       263565 SH         SOLE                                262565
PROCTER & GAMBLE CO            COMMON STOCK   742718109     6666       112114 SH         SOLE                                110914
QUESTAR CORP                   COMMON STOCK   748356102    14795       167900 SH         SOLE                                167900
***ROYAL DUTCH SHELL PLC       COMMON STOCK   780259206      684        10427 SH         SOLE                                 10427
SBC COMMUNICATIONS INC         COMMON STOCK   78387G103      817        34067 SH         SOLE                                 34067
SLM CORPORATION                COMMON STOCK   78442P106     3535        65900 SH         SOLE                                 65900
***SCHLUMBERGER LTD            COMMON STOCK   806857108     2390        28320 SH         SOLE                                 28320
SOUTHERN CO                    COMMON STOCK   842587107      411        11500 SH         SOLE                                 11500
STRATEX NETWORKS INC           COMMON STOCK   86279T109     4549      1749655 SH         SOLE                               1749555
TELEFLEX INC                   COMMON STOCK   879369106    11003       156067 SH         SOLE                                155467
***TESCO CORP                  COMMON STOCK   88157K101     8859       563200 SH         SOLE                                560900
TEXAS INSTRUMENTS INC          COMMON STOCK   882508104      204         6025 SH         SOLE                                  4825
TIME WARNER INC                COMMON STOCK   887317105     6857       378652 SH         SOLE                                376452
UNION PACIFIC CORP             COMMON STOCK   907818108      205         2866 SH         SOLE                                  2866
VERIZON COMMUNICATIONS         COMMON STOCK   92343V104     1078        32978 SH         SOLE                                 32678
***VODAFONE GROUP PLC NEW      COMMON STOCK   92857W100      218         8395 SH         SOLE                                  6895
WACHOVIA CORPORATION           COMMON STOCK   929903102      211         4435 SH         SOLE                                  3949
WELLPOINT INC                  COMMON STOCK   94973V107      288         3800 SH         SOLE                                  3800
WELLS FARGO & CO-NEW           COMMON STOCK   949746101      299         5100 SH         SOLE                                  4600
JOHN WILEY & SONS INC CL A     COMMON STOCK   968223206      643        15400 SH         SOLE                                 13900
ZOLTEK COMPANIES INC           COMMON STOCK   98975W104      134        10200 SH         SOLE                                 10200

                                                                       224546            No. of Other Managers     0

